Debt (Table)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Revolving credit facilities
The following table summarizes the terms of the revolving credit facility as of December 31, 2012:

(Dollars in millions)
Maximum borrowing capacity	$300.0
Letters of credit outstanding	$0.2
Amount borrowed	$-
Amount available for use	$299.8
Borrowing rate: One-month London Interbank Offered Rate ("LIBOR") plus contractual spread (1)	1.46%
LIBOR	0.21%
Contractual spread	1.25%
Range of commitment fees on amount available for use (2)
Low	0.13%
High	0.30%
Agreement date	December 2010
Maturity date	December 2017

Fees incurred attributable to the Revolving Credit Facility are as follows:
Fees incurred as a percent of Maximum borrowing capacity for 2012	0.38%
Fees incurred, amount
2012	$1.1
2011	$1.2
2010	$3.8

(1)	Borrowings under the revolving credit facility bear interest at LIBOR plus a contractual spread based on U.S. Cellular’s credit rating or, at U.S. Cellular’s option, an alternate “Base Rate” as defined in the revolving credit agreement. U.S. Cellular may select a borrowing period of either one, two, three or six months (or other period of twelve months or less if requested by U.S. Cellular and approved by the lenders). If U.S. Cellular provides notice of intent to borrow less than three business days in advance of a borrowing, interest on borrowing is at the Base Rate plus the contractual spread.

(2)	The revolving credit facility has commitment fees based on the unsecured senior debt ratings assigned to U.S. Cellular by certain ratings agencies.

Long term debt
Long-Term Debt

Long-term debt as of December 31, 2012 and 2011 was as follows:

December 31,				2012	2011
(Dollars in thousands)	Issuance date	Maturity date	Call date
Unsecured Senior Notes
6.7%	December 2003 and June 2004	December 2033	December 2003	$544,000	$544,000
Less: 6.7% Unamortized discount				(11,806)	(9,889)
				532,194	534,111
6.95%	May 2011	May 2060	May 2016	342,000	342,000
Obligation on capital leases				4,756	4,336
Total long-term debt				878,950	880,447
Long-term debt, current				92	127
Long-term debt, noncurrent				$878,858	$880,320